CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - CNY (¥) ¥ in Thousands	Share capital	Share premium	Reverse recapitalization reserve	Merger reserve	Share-based payment reserves	Statutory reserve	Capital reserve	Retained Earnings	Currency translation reserve	Equity total	Non-controlling Interest	Total
Balance at Dec. 31, 2020	¥ 591	¥ 717,808	¥ (507,235)	¥ 58,989	¥ 126,164	¥ 135,343	¥ 61,266	¥ (494,068)	¥ (1,509)	¥ 97,349		¥ 97,349
Statement Line Items
Net income (loss) for the year								(70,769)		(70,769)		(70,769)
Exchange difference on transaction of financial statements of foreign operations									76	76		76
Total comprehensive loss for the year								(70,769)	76	(70,693)		(70,693)
Issuance of new shares for equity financing	233	29,744								29,977		29,977
Warrants exercised	106	10,287								10,393		10,393
Equity compensation - employee share-based compensation	7				825					832		832
Balance at Jun. 30, 2021	937	757,839	(507,235)	58,989	126,989	135,343	61,266	(564,837)	(1,433)	67,858		67,858
Balance at Dec. 31, 2021	943	757,318	(507,235)	58,989	127,982	135,343	61,266	(582,820)	(924)	50,862	¥ (1,306)	49,556
Statement Line Items
Net income (loss) for the year								(29,335)		(29,335)	3,589	(25,746)
Exchange difference on transaction of financial statements of foreign operations									114	114		114
Total comprehensive loss for the year								(29,335)	114	(29,221)	3,589	(25,632)
Warrants exercised	0
Equity compensation - employee share-based compensation	21				1,004					1,025		1,025
Additional paid in capital											2,450	2,450
Balance at Jun. 30, 2022	¥ 964	¥ 757,318	¥ (507,235)	¥ 58,989	¥ 128,986	¥ 135,343	¥ 61,266	¥ (612,155)	¥ (810)	¥ 22,666	¥ 4,733	¥ 27,399